Commitments (Tables)	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments Under Non-Cancelable Operating And Capital Leases
As of January 31, 2016, the future minimum lease payments under non-cancelable operating and capital leases are as follows (in thousands):

	Capital Leases	Operating Leases	Financing Obligation, Building in Progress-Leased Facility(1)
Fiscal Period:
Fiscal 2017	$118,820	$356,527	$16,877
Fiscal 2018	122,467	319,878	21,107
Fiscal 2019	115,581	251,649	21,551
Fiscal 2020	201,543	202,514	21,995
Fiscal 2021	0	189,430	22,440
Thereafter	0	998,849	230,077
Total minimum lease payments	558,411	$2,318,847	$334,047
Less: amount representing interest	(60,207)
Present value of capital lease obligations	$498,204
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(1) Total Financing Obligation, Building in Progress-Leased Facility noted above represents the total obligation on the lease agreement noted in Note 3 “Property and Equipment” and includes $196.7 million that was recorded to Financing obligation, building in progress-leased facility, which is included in Other noncurrent liabilities on the balance sheet.